Operating Leases (Details)	Jun. 30, 2024 USD ($)
Operating Leases
2025	$ 1,031,714
2026	762,364
2027	504,795
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	3,007,321
Less: Imputed interest	(243,001)
Accrued adverse lease obligation	2,764,320
Less: current portion	(1,031,714)
Present value of operating lease obligation	$ 1,732,606